Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-Current Assets
Property, plant and equipment	$ 1,422,623	$ 1,358,292
Right of use assets	260,776	209,694
Investment property	32,132	31,179
Intangible assets	31,337	26,930
Biological assets	19,355	14,725
Deferred income tax assets	10,321	19,821
Trade and other receivables, net	42,231	52,266
Derivative financial instruments	757	1,951
Other assets	1,071	809
Total Non-Current Assets	1,820,603	1,715,667
Current Assets
Biological assets	175,823	150,968
Inventories	239,524	133,461
Trade and other receivables, net	145,849	145,662
Derivative financial instruments	828	151
Other assets	8	45
Cash and cash equivalents	199,766	336,282
Total Current Assets	761,798	766,569
TOTAL ASSETS	2,582,401	2,482,236
Capital and reserves attributable to equity holders of the parent
Share capital	183,573	183,573
Share premium	851,060	902,815
Cumulative translation adjustment	(514,609)	(555,044)
Equity-settled compensation	16,073	14,795
Cash flow hedge	(60,932)	(90,689)
Other reserves	106,172	83,406
Treasury shares	(16,909)	(7,630)
Revaluation surplus	289,982	343,570
Reserve from the sale of non-controlling interests in subsidiaries	41,574	41,574
Retained earnings	115,735	8,671
Equity attributable to equity holders of the parent	1,011,719	925,041
Non-controlling interest	36,111	38,683
TOTAL SHAREHOLDERS EQUITY	1,047,830	963,724
Non-Current Liabilities
Trade and other payables	284	290
Borrowings	705,487	813,464
Lease liabilities	201,718	159,435
Deferred income tax liabilities	265,848	182,377
Payroll and social liabilities	1,243	1,075
Provisions for other liabilities	2,565	2,705
Total Non-Current Liabilities	1,177,145	1,159,346
Current Liabilities
Trade and other payables	168,746	126,315
Current income tax liabilities	1,625	760
Payroll and social liabilities	25,051	23,333
Borrowings	112,164	157,626
Lease liabilities	45,136	36,337
Derivative financial instruments	1,283	13,141
Provisions for other liabilities	3,421	1,654
Total Current Liabilities	357,426	359,166
TOTAL LIABILITIES	1,534,571	1,518,512
TOTAL SHAREHOLDERS EQUITY AND LIABILITIES	$ 2,582,401	$ 2,482,236